Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Line Items]
Consideration payment period	30 days
Capitalized development costs [member] | Bottom of range [member]
Accounting Policies [Line Items]
Estimated useful lives of intangible assets	2 years
Capitalized development costs [member] | Top of range [member]
Accounting Policies [Line Items]
Estimated useful lives of intangible assets	6 years
Other [member] | Bottom of range [member]
Accounting Policies [Line Items]
Estimated useful lives of intangible assets	3 years
Other [member] | Top of range [member]
Accounting Policies [Line Items]
Estimated useful lives of intangible assets	5 years
Buildings and structures [member] | Bottom of range [member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Buildings and structures [member] | Top of range [member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment	50 years
Machinery and equipment [member] | Bottom of range [member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Machinery and equipment [member] | Top of range [member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment	20 years